Feb. 28, 2018
MainStay MacKay Common Stock Fund (Prospectus Summary) | MainStay MacKay Common Stock Fund
MainStay MacKay Common Stock Fund

MAINSTAY GROUP OF FUNDS

Supplement dated February 28, 2018 (“Supplement”) to:

MainStay Equity Funds and MainStay Fixed Income and Mixed Asset Funds

Prospectuses and Summary Prospectuses, each dated February 28, 2018;

and

MainStay Group of Funds Statements of Additional Information, dated February 28, 2018

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectus and Statement of Additional Information.

Effective immediately, Class T shares are not currently offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.